Vanguard Baillie Gifford Global Positive Impact Stock Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Baillie Gifford Global Positive Impact Stock Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing in a global portfolio of stocks of companies located in a number of countries throughout the world, including in developed, emerging, and frontier markets. The Fund invests in common and preferred stocks, both directly and indirectly (such as through depositary receipts), and is not constrained with respect to market capitalization or industry allocation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks of companies that Baillie Gifford Overseas Limited (“Baillie Gifford”), the Fund’s advisor, determines contribute towards a more sustainable and inclusive world.The Fund’s portfolio managers employ a bottom-up approach to stock selection and select companies without being constrained by any benchmark or securities index. The portfolio managers focus on company research and the long-term outlook of companies and industries, assessing a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage (or attributes that give a company a favorable business position relative to its competitors), management, financial strength and valuation. In parallel, the portfolio managers assess potential holdings’ contributions to sustainability and inclusiveness, focusing on the ability of companies to deliver positive change in areas including: (1) Social Inclusion and Education, focusing on a more inclusive society and access to and quality of education; (2) Healthcare and Quality of Life, focusing on improving healthcare that affects quality of life; (3) Environment and Resource Needs, focusing on environmental impacts that affect basic resources; and (4) Base of the Pyramid, focusing on addressing the needs of the poorest populations. The portfolio managers assess positive change across these four categories by considering the company’s intent, how its products and services contribute to solving a global challenge, and the company’s business practices. To measure and report on impact, the portfolio managers monitor the progress of each issuer using metrics and/or milestones specific to each company and selected by Baillie Gifford. The portfolio managers pursue an active, positive approach; investment decisions are generally not made on the basis of negative “screening” of companies viewed as socially irresponsible.The intended outcome is a portfolio of between 25 and 50 growth companies with the potential to outperform the Fund’s performance benchmark over the long term and which the portfolio managers consider to have core ambitions of delivering a positive change. The process can result in significant exposure to a single country or a small number of countries.The Fund is considered nondiversified, as defined under the Investment Company Act of 1940, which means that it may invest a greater percentage of its assets in the securities of particular issuers, industries, or sectors as compared with diversified funds. The Fund aims to hold securities for long periods (typically 5-10 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.